Consolidated Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	116,116,000	35,582,000	31,074,000
Common stock, shares outstanding (in shares)	113,324,000	34,692,000	31,074,000